Grants and other liabilities (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($) Type	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 867,439		$ 911,593
Other liabilities and provisions	369,411		340,920
Dismantling provision	146,349		140,595
Lease liabilities	80,786		63,076
Accruals on Spanish market prices differences	99,993		91,884
Others	42,283		45,365
Grants and other non-current liabilities	$ 1,236,850		1,252,513
Number of grant types | Type	2
Income from grants	$ 44,072	$ 44,364
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	43,800	$ 43,900
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	586,000		610,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 280,000		$ 299,000